Property, plant and equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	$ 185,219
At December 31	185,077	$ 185,219
Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	430,746	455,070
Additions	23,823	26,446
Sales, retirements and other movements	(20,085)	(43,780)
Currency translation differences	10,454	(6,990)
At December 31	444,938	430,746
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(245,527)	(260,235)
Charge for the year	24,294	25,554
Sales, retirements and other movements	16,530	36,497
Currency translation differences	(6,570)	3,765
At December 31	(259,861)	(245,527)
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	4,108	5,000
At December 31	3,980	4,108
Exploration and evaluation assets [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	7,214	8,635
Additions	985	1,174
Sales, retirements and other movements	(1,707)	(2,390)
Currency translation differences	138	(205)
At December 31	6,630	7,214
Exploration and evaluation assets [member] | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(3,106)	(3,323)
Charge for the year	66	159
Sales, retirements and other movements	598	243
Currency translation differences	(76)	133
At December 31	(2,650)	(3,106)
Production
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	102,179
At December 31	100,626	102,179
Production | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	273,025	285,670
Additions	13,095	12,835
Sales, retirements and other movements	(13,489)	(22,324)
Currency translation differences	4,288	(3,156)
At December 31	276,919	273,025
Production | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(170,846)	(174,973)
Charge for the year	14,328	15,004
Sales, retirements and other movements	11,750	17,540
Currency translation differences	(2,869)	1,591
At December 31	(176,293)	(170,846)
Manufacturing, supply and distribution
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	50,806
At December 31	51,488	50,806
Manufacturing, supply and distribution | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	103,907	113,069
Additions	5,292	8,256
Sales, retirements and other movements	(1,494)	(15,636)
Currency translation differences	3,404	(1,782)
At December 31	111,109	103,907
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(53,101)	(63,826)
Charge for the year	6,412	6,652
Sales, retirements and other movements	2,368	16,096
Currency translation differences	(2,476)	1,281
At December 31	(59,621)	(53,101)
Other PPE
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	28,126
At December 31	28,983	28,126
Other PPE | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	46,600	47,696
Additions	4,451	4,181
Sales, retirements and other movements	(3,395)	(3,430)
Currency translation differences	2,624	(1,847)
At December 31	50,280	46,600
Other PPE | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(18,474)	(18,113)
Charge for the year	3,488	3,739
Sales, retirements and other movements	1,814	2,618
Currency translation differences	(1,149)	760
At December 31	$ (21,297)	$ (18,474)